UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: September 30, 2003



                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
                    Name of Institutional Investment Manager


222 Berkeley Street, 22nd Floor              Boston         MA           02116
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Business Address       (Street)              (City)       (State)         (Zip)


13F File Number: 028-10112
                -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price               Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
(Name)                            (Title)                            (Phone)

Signature, Place and Date of Signing:

/s/ Jason Price
------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
11/14/2003


Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:      1
                                  -------------

List of Other Included Managers:   Abrams Capital, LLC
                                --------------------------

Form 13F Information Table Entry Total:    37
                                       ----------

Form 13F Information Table Value Total:   315,880,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/03




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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                   COM   00130H105    522    70400             70400              70400
AES Corp.                                   COM   00130H105   8222  1108100           1108100      1     1108100
Allegheny Energy Inc.                       COM   017361106   1600   175100            175100             175100
Allegheny Energy Inc.                       COM   017361106  24384  2667800           2667800      1     2667800
Arch Wireless, Inc.                        CL A   039392709    967    86977             86977              86977
Arch Wireless, Inc.                        CL A   039392709  16574  1474560           1474560      1     1474560
Berkshire Hathaway Inc.                    CL B   084670207   1265      507               507                507
Berkshire Hathaway Inc.                    CL B   084670207  14869     5957              5957      1        5957
Berkshire Hathaway Inc.                    CL A   084670108   4500       60                60      1          60
BKF Capital Group Inc.                      COM   05548G102    703    29100             29100              29100
BKF Capital Group Inc.                      COM   05548G102  11102   459700            459700      1      459700
Block H&R Inc.                              COM   093671105   1691    39200             39200              39200
Block H&R Inc.                              COM   093671105  25799   597900            597900      1      597900
Citigroup Litigation                     *W EXP   172967127    266   246340            246340             246340
Citigroup Litigation                     *W EXP   172967127   3965  3670936           3670936      1     3670936
Echostar Communications Corp.              CL A   278762109   4400   114850            114850             114850
Echostar Communications Corp.              CL A   278762109  65606  1712500           1712500      1     1712500
Erie Indty Co.                             CL A   29530P102   1490    38300             38300              38300
Erie Indty Co.                             CL A   29530P102  23256   597842            597842      1      597842
Holly Corp.                       COM PAR $0.01   435758305   1008    40660             40660              40660
Holly Corp.                       COM PAR $0.01   435758305  15513   626040            626040      1      626040
Information Res. Inc.                       COM   456905108    833   181100            181100             181100
Information Res. Inc.                       COM   456905108  12793  2781100           2781100      1     2781100
Intergraph Corp.                            COM   458683109    760    32400             32400              32400
Intergraph Corp.                            COM   458683109  12103   515700            515700      1      515700
International Speedway Corp.               CL A   460335201    776    17670             17670              17670
International Speedway Corp.               CL A   460335201  12251   279130            279130      1      279130
Juno Lighting, Inc.                     COM NEW   482047206    432    30319             30319              30319
Juno Lighting, Inc.                     COM NEW   482047206   6497   456227            456227      1      456227
Morgan Stanley Dean Witter & Co         COM NEW   617446448   1148    22750             22750              22750
Morgan Stanley Dean Witter & Co         COM NEW   617446448  18002   356750            356750      1      356750
Owens Ill  Inc.                         COM NEW   690768403    556    48700             48700              48700
Owens Ill  Inc.                         COM NEW   690768403   6986   611700            611700      1      611700
Safety Insurance Group Inc.                 COM   78648T100    300    19300             19300              19300
Safety Insurance Group Inc.                 COM   78648T100   4762   306831            306831      1      306831
Sierra Pacific Resources                    COM   826428104    576   118700            118700             118700
Sierra Pacific Resources                    COM   826428104   9403  1938700           1938700      1     1938700


*   Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.


